Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	10 Months Ended	12 Months Ended	22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 22, 2022	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000239618
Account Value [Line Items]
Line Graph and Table Measure Name			Dean Equity Income Fund
Accumulated Value	$ 10,000			$ 9,361		$ 11,608		$ 12,038
C000044154
Account Value [Line Items]
Line Graph and Table Measure Name			Dean Mid Cap Value Fund
Accumulated Value		$ 10,000			$ 11,795		$ 13,477		$ 14,827	$ 15,317	$ 13,404	$ 18,464	$ 17,534	$ 19,916	$ 25,576	$ 27,519
C000044155
Account Value [Line Items]
Line Graph and Table Measure Name			Dean Small Cap Value Fund
Accumulated Value		10,000			11,744		13,539		13,962	13,452	11,114	17,439	16,924	17,960	20,739	20,610
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,858		14,732		17,347
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000			$ 9,914		$ 12,667		$ 13,863
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,425		13,176		15,018	15,496	16,201	22,375	18,036	20,461	26,462	29,401
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,726		13,294		14,465	14,696	13,624	19,400	16,770	18,622	24,025	25,848
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,547		13,942		16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000			$ 11,881		$ 14,322		$ 15,658	$ 14,367	$ 12,229	$ 20,047	$ 16,501	$ 17,795	$ 22,401	$ 24,167